COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule showing the future minimum lease payments under operating leases by fiscal years and the present value of the minimum payments as of November 30, 2021.

2022	$264,351
2023	498,377
2024	500,511
2025	453,795
2026 and thereafter	225,100
Total Operating Lease Obligations	1,942,135
Less: Amount representing interest	$(351,755)
Present Value of minimum lease payments	$1,590,380

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2021.

2022	$471,063
2023	$450,377
2024	$452,511
2025	$405,795
2026	$153,601
Total Operating Lease Obligations	$1,945,347
Less: Amount representing interest	$(418,061)
Present Value of minimum lease payments	$1,527,286